Deferred income tax assets and liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax loss carryforward, deferred tax	€ 24,500	€ 21,300
Unused tax asset carried forward, deferred tax asset	15,200	20,100
Incease through tax losses	2,300
Decrease through utilization of previously recognised tax losses	8,900
Unused tax losses carried forward	371,000	445,200
Interest carryforward	320,600	287,100
Deductible temporary differences for which no deferred tax asset is recognised	€ 273,579	316,229
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration date	5 years
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	7 years
Deductible temporary differences for which no deferred tax asset is recognised	€ 302,700	302,700
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	10 years
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax loss carryforward	€ 97,400	128,900
Unused tax losses for which no deferred tax asset recognised	€ 273,600	€ 316,228